Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Allowance for credit loss on trade accounts receivable, current	$ 5,608	$ 6,809
Allowance for credit loss, current	14,934	13,111
Allowance for credit loss, noncurrent	$ 418	$ 472
Common stock, shares issued (in shares)	84,426,000	72,908,000
Series A Non-convertible Preferred Shares
Temporary equity, shares authorized (in shares)	150,000,000	150,000,000
Temporary equity shares issued (in shares)	150,000,000	150,000,000
Temporary equity shares outstanding (in shares)	150,000,000	150,000,000
Series B Convertible Preferred Shares
Temporary equity, shares authorized (in shares)	50,000,000	50,000,000
Temporary equity shares issued (in shares)	50,000,000	50,000,000
Temporary equity shares outstanding (in shares)	50,000,000	50,000,000